NOTE 8 - INCOME TAXES: Schedule of Deferred Tax Assets (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Deferred Tax Assets

	March 2023	March 2022
Long-term deferred tax assets:
Federal net operating loss carryforwards	$162,163	$8,566
Long-term deferred tax liabilities:
Property, plant and equipment	-	-
Valuation allowance	(162,163)	(8,566)
Net long-term deferred tax assets	$-	$-

December 31, 2022
Schedule of Deferred Tax Assets

	2022	2021
Long-term deferred tax assets:
Federal net operating loss carryforwards	$275,274	$416,225
Long-term deferred tax liabilities:
Property, plant and equipment	-	-
Valuation allowance	(275,274)	(416,225)
Net long-term deferred tax assets	$-	$-